Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Not Designated as Hedging Instrument [Member]	Mar. 31, 2011 Not Designated as Hedging Instrument [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member]	Jun. 30, 2012 Cash Flow Hedge [Member]	Dec. 31, 2011 Cash Flow Hedge [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	15.2	-	15.2
Heating Oil Futures	Mark to Market	Gallons	630.0	-	630.0
Forward Power Contracts	Cash Flow Hedge	MWh	876.0	(1,595.2)	(719.2)
Forward Power Contracts	Mark to Market	MWh	1,981.1	(4,003.1)	(2,022.0)
NYMEX-quality Coal Contracts*	Mark to Market	Tons	860.3	-	860.3
Interest Rate Swaps	Cash Flow Hedge	USD	$160,000.0	$-	$160,000.0

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	7.1	(0.7)	6.4
Heating Oil Futures	Mark to Market	Gallons	2,772.0	-	2,772.0
Forward Power Contracts	Cash Flow Hedge	MWh	886.2	(341.6)	544.6
Forward Power Contracts	Mark to Market	MWh	1,769.4	(1,739.5)	29.9
NYMEX-quality Coal Contracts*	Mark to Market	Tons	2,015.0	-	2,015.0
Interest Rate Swaps	Cash Flow Hedge	USD	$160,000.0	$-	$160,000.0

Gains or Losses Recognized in AOCI for the Cash Flow Hedges

	June 30, 2012		June 30, 2011
	Successor		Predecessor
$ in millions (net of tax)	Power	Interest Rate Hedge	Power	Interest Rate Hedge

Beginning accumulated derivative gain / (loss) in AOCI	$(2.3)	$8.5	$(1.6)	$22.4

Net gains / (losses) associated with current period hedging transactions	(0.2)	(13.2)	(0.5)	(10.8)

Net gains reclassified to earnings
Interest expense	-	-	-	0.7
Revenues	-	-	0.3	-
Purchased power	0.1	-	0.3	-

Ending accumulated derivative gain / (loss) in AOCI	$(2.4)	$(4.7)	$(1.5)	$12.3

Net gains / (losses) associated with the ineffective portion of the hedging transaction
Interest expense	$-	$2.3	$-	$(1.3)
Revenues	$-	$-	$-	$-
Purchased power	$-	$-	$-	$-

Portion expected to be reclassified to earnings in the next twelve months*	$(1.1)	$-

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	30	14

	June 30, 2012		June 30, 2011
	Successor		Predecessor
$ in millions (net of tax)	Power	Interest Rate Hedge	Power	Interest Rate Hedge

Beginning accumulated derivative gain / (loss) in AOCI	$0.3	$(0.8)	$(1.8)	$21.4

Net gains / (losses) associated with current period hedging transactions	(1.6)	(4.2)	(0.9)	(9.2)

Net gains reclassified to earnings
Interest expense	-	0.3	-	0.1
Revenues	(1.1)	-	0.5	-
Purchased power	-	-	0.7	-

Ending accumulated derivative gain / (loss) in AOCI	$(2.4)	$(4.7)	$(1.5)	$12.3

Net gains / (losses) associated with the ineffective portion of the hedging transaction
Interest expense	$-	$1.2	$-	$(1.3)
Revenues	$-	$-	$-	$-
Purchased power	$-	$-	$-	$-

Portion expected to be reclassified to earnings in the next twelve months*	$(1.1)	$-

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	30	14

Schedule of Derivative Assets and Liabilities at Fair Value

Fair Values of Derivative Instruments Designated as Hedging Instruments at June 30, 2012 (Successor)
					$ in millions	Fair Value[1]	Netting [2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
Forward Power Contracts in an Asset Position	$1.8	$(1.5)	Other current assets	$0.3
Forward Power Contracts in a Liability Position	(2.9)	2.4	Other current liabilities	(0.5)
Total short-term cash flow hedges	(1.1)	0.9		(0.2)

Long-term Derivative Positions
Forward Power Contracts in a Asset Position	0.5	(0.5)	Other deferred assets	-
Forward Power Contracts in a Liability Position	(4.6)	3.1	Other deferred credits	(1.5)
Interest Rate Hedges in a Liability Position	(39.5)	-	Other deferred credits	(39.5)
Total long-term cash flow hedges	(43.6)	2.6		(41.0)

Total cash flow hedges	$(44.7)	$3.5		$(41.2)

Fair Values of Derivative Instruments Designated as Hedging Instruments at December 31, 2011 (Successor)
					$ in millions	Fair Value[1]	Netting [2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
Forward Power Contracts in an Asset Position	$1.5	$(0.9)	Other current assets	$0.6
Forward Power Contracts in a Liability Position	(0.2)	-	Other current liabilities	(0.2)
Total short-term cash flow hedges	1.3	(0.9)		0.4

Long-term Derivative Positions
Forward Power Contracts in an Asset Position	0.1	(0.1)	Other deferred assets	-
Forward Power Contracts in a Liability Position	(2.6)	1.7	Other deferred credits	(0.9)
Interest Rate Hedges in a Liability Position	(32.5)	-	Other deferred credits	(32.5)
Total long-term cash flow hedges	(35.0)	1.6		(33.4)

Total cash flow hedges	$(33.7)	$0.7		$(33.0)

Schedule of Gains and Losses on Derivatives Not Designated as Hedging Instruments

For the six months ended June 30, 2012 (Successor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(2.0)	$(1.5)	$(0.2)	$2.3	$(1.4)
Realized gain / (loss)	(14.5)	1.4	0.5	(4.4)	(17.0)
Total	$(16.5)	$(0.1)	$0.3	$(2.1)	$(18.4)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(1.2)	$-	$-	$-	$(1.2)
Regulatory (asset) / liability	(0.3)	(0.6)	-	-	(0.9)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	0.7	0.7
Purchased power	-	-	0.3	(2.8)	(2.5)
Fuel	(15.0)	0.3	-	-	(14.7)
O&M	-	0.2	-	-	0.2
Total	$(16.5)	$(0.1)	$0.3	$(2.1)	$(18.4)

For the six months ended June 30, 2011 (Predecessor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(13.8)	$1.6	$(0.1)	$0.5	$(11.8)
Realized gain / (loss)	3.8	0.9	(0.7)	(2.1)	1.9
Total	$(10.0)	$2.5	$(0.8)	$(1.6)	$(9.9)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(7.4)	$-	$-	$-	$(7.4)
Regulatory (asset) / liability	(2.0)	0.6	-	-	(1.4)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(4.7)	(4.7)
Purchased power	-	-	(0.8)	3.1	2.3
Fuel	(0.6)	1.8	-	-	1.2
O&M	-	0.1	-	-	0.1
Total	$(10.0)	$2.5	$(0.8)	$(1.6)	$(9.9)

For the three months ended June 30, 2012 (Successor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$5.7	$(1.3)	$(0.2)	$0.9	$5.1
Realized gain / (loss)	(9.5)	0.5	0.7	(2.1)	(10.4)
Total	$(3.8)	$(0.8)	$0.5	$(1.2)	$(5.3)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$2.3	$-	$-	$-	$2.3
Regulatory (asset) / liability	0.8	(0.6)	-	-	0.2

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(2.7)	(2.7)
Purchased power	-	-	0.5	1.5	2.0
Fuel	(6.9)	(0.3)	-	-	(7.2)
O&M	-	0.1	-	-	0.1
Total	$(3.8)	$(0.8)	$0.5	$(1.2)	$(5.3)

For the three months ended June 30, 2011 (Predecessor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(10.2)	$(1.4)	$0.1	$(0.1)	$(11.6)
Realized gain / (loss)	1.4	0.6	0.2	(1.3)	0.9
Total	$(8.8)	$(0.8)	$0.3	$(1.4)	$(10.7)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(5.0)	$-	$-	$-	$(5.0)
Regulatory (asset) / liability	(2.3)	(0.9)	-	-	(3.2)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(3.1)	(3.1)
Purchased power	-	-	0.3	1.7	2.0
Fuel	(1.5)	-	-	-	(1.5)
O&M	-	0.1	-	-	0.1
Total	$(8.8)	$(0.8)	$0.3	$(1.4)	$(10.7)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Fair Values of Derivative Instruments Not Designated as Hedging Instruments at December 31, 2011 (Successor)
					$ in millions	Fair Value[1]	Netting[2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
FTRs in an Asset position	$0.1	$-	Other prepayments and current assets	$0.1
Forward Power Contracts in an Asset position	9.9	-	Other prepayments and current assets	9.9
Forward Power Contracts in a Liability position	(6.5)	2.6	Other current liabilities	(3.9)
NYMEX-quality Coal Forwards in a Liability position	(8.3)	4.6	Other current liabilities	(3.7)
Heating Oil Futures in an Asset position	1.8	(1.8)	Other prepayments and current assets	-
Total short-term derivative MTM positions	(3.0)	5.4		2.4

Long-term Derivative Positions
Forward Power Contracts in an Asset position	5.8	-	Other deferred assets	5.8
Forward Power Contracts in a Liability position	(4.0)	1.3	Other deferred credits	(2.7)
NYMEX-quality Coal Forwards in a Liability position	(6.2)	6.2	Other deferred credits	-
Total long-term derivative MTM positions	(4.4)	7.5		3.1

Total MTM Position	$(7.4)	$12.9		$5.5

Fair Values of Derivative Instruments Not Designated as Hedging Instruments at June 30, 2012 (Successor)
					$ in millions	Fair Value[1]	Netting[2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
FTRs in a Liability position	$(0.1)	$-	Other current liabilities	$(0.1)
Forward Power Contracts in an Asset position	12.1	(1.2)	Other prepayments and current assets	10.9
Forward Power Contracts in a Liability position	(6.4)	5.0	Other current liabilities	(1.4)
NYMEX-quality Coal Forwards in a Liability position	(12.9)	7.8	Other prepayments and current assets	(5.1)
Heating Oil Futures in an Asset position	0.3	(0.3)	Other prepayments and current assets	-
Total short-term derivative MTM positions	(7.0)	11.3		4.3

Long-term Derivative Positions
Forward Power Contracts in an Asset position	3.9	(0.1)	Other deferred assets	3.8
Forward Power Contracts in a Liability position	(2.1)	1.0	Other deferred credits	(1.1)
NYMEX-quality Coal Forwards in a Liability position	(3.6)	3.6	Other deferred assets	-
Total long-term derivative MTM positions	(1.8)	4.5		2.7

Total MTM Position	$(8.8)	$15.8		$7.0